Distribution Date:	10/18/21	WFRBS Commercial Mortgage Trust 2012-C10
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2012-C10

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		Valerie Nichols	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-15		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	16-18	Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	19		Don Simon	(203) 660-6100
Historical Detail	20		PO Box 4839, | Greenwich, CT 06831
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	92890NAS8	0.734000%	82,960,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890NAT6	1.765000%	85,912,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890NAU3	2.875000%	521,167,000.00	521,167,000.00	0.00	1,248,629.27	0.00	0.00	1,248,629.27	521,167,000.00	40.35%	30.00%
A-FL	92890NAZ2	0.874130%	100,000,000.00	37,352,593.30	0.00	28,116.16	0.00	0.00	28,116.16	37,352,593.30	40.35%	30.00%
A-FX	92890NBB4	2.855000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92890NAV1	2.453000%	123,890,000.00	22,700,225.99	2,072,497.61	46,403.05	0.00	0.00	2,118,900.66	20,627,728.38	40.35%	30.00%
A-S	92890NAW9	3.241000%	127,297,000.00	127,297,000.00	0.00	343,807.98	0.00	0.00	343,807.98	127,297,000.00	27.23%	20.25%
B	92890NAX7	3.744000%	76,705,000.00	76,705,000.00	0.00	239,319.60	0.00	0.00	239,319.60	76,705,000.00	19.33%	14.38%
C	92890NAY5	4.347241%	42,433,000.00	42,433,000.00	0.00	153,722.05	0.00	0.00	153,722.05	42,433,000.00	14.96%	11.13%
D	92890NAE9	4.412241%	52,224,000.00	52,224,000.00	0.00	192,020.71	0.00	0.00	192,020.71	52,224,000.00	9.58%	7.13%
E	92890NAG4	4.412241%	26,113,000.00	26,113,000.00	0.00	96,014.03	0.00	0.00	96,014.03	26,113,000.00	6.89%	5.13%
F	92890NAJ8	4.412241%	22,848,000.00	22,848,000.00	0.00	84,009.06	0.00	0.00	84,009.06	22,848,000.00	4.54%	3.38%
G	92890NAL3	4.412241%	44,064,775.00	44,064,775.00	0.00	135,772.92	0.00	0.00	135,772.92	44,064,775.00	0.00%	0.00%
V	92890NAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92890NAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,305,613,775.00	972,904,594.29	2,072,497.61	2,567,814.83	0.00	0.00	4,640,312.44	970,832,096.68

Notional Certificates
X-A	92890NAA7	1.486057%	1,041,226,000.00	708,516,819.29	0.00	877,413.83	0.00	0.00	877,413.83	706,444,321.68
X-B	92890NAC3	0.453386%	119,138,000.00	119,138,000.00	0.00	45,012.94	0.00	0.00	45,012.94	119,138,000.00
Notional SubTotal			1,160,364,000.00	827,654,819.29	0.00	922,426.77	0.00	0.00	922,426.77	825,582,321.68

Deal Distribution Total					2,072,497.61	3,490,241.60	0.00	0.00	5,562,739.21

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890NAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890NAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890NAU3	1,000.00000000	0.00000000	2.39583333	0.00000000	0.00000000	0.00000000	0.00000000	2.39583333	1,000.00000000
A-FL	92890NAZ2	373.52593300	0.00000000	0.28116160	0.00000000	0.00000000	0.00000000	0.00000000	0.28116160	373.52593300
A-FX	92890NBB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92890NAV1	183.22888038	16.72853023	0.37455041	0.00000000	0.00000000	0.00000000	0.00000000	17.10308064	166.50035015
A-S	92890NAW9	1,000.00000000	0.00000000	2.70083333	0.00000000	0.00000000	0.00000000	0.00000000	2.70083333	1,000.00000000
B	92890NAX7	1,000.00000000	0.00000000	3.12000000	0.00000000	0.00000000	0.00000000	0.00000000	3.12000000	1,000.00000000
C	92890NAY5	1,000.00000000	0.00000000	3.62270049	0.00000000	0.00000000	0.00000000	0.00000000	3.62270049	1,000.00000000
D	92890NAE9	1,000.00000000	0.00000000	3.67686715	0.00000000	0.00000000	0.00000000	0.00000000	3.67686715	1,000.00000000
E	92890NAG4	1,000.00000000	0.00000000	3.67686708	0.00000000	0.00000000	0.00000000	0.00000000	3.67686708	1,000.00000000
F	92890NAJ8	1,000.00000000	0.00000000	3.67686712	0.00000000	0.00000000	0.00000000	0.00000000	3.67686712	1,000.00000000
G	92890NAL3	1,000.00000000	0.00000000	3.08121215	0.59565492	5.06547895	0.00000000	0.00000000	3.08121215	1,000.00000000
V	92890NAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92890NAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890NAA7	680.46401001	0.00000000	0.84267376	0.00000000	0.00000000	0.00000000	0.00000000	0.84267376	678.47357027
X-B	92890NAC3	1,000.00000000	0.00000000	0.37782185	0.00000000	0.00000000	0.00000000	0.00000000	0.37782185	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	1,248,629.27	0.00	1,248,629.27	0.00	0.00	0.00	1,248,629.27	0.00
A-FL	09/17/21 - 10/17/21	31	0.00	28,116.16	0.00	28,116.16	0.00	0.00	0.00	28,116.16	0.00
A-FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	46,403.05	0.00	46,403.05	0.00	0.00	0.00	46,403.05	0.00
A-S	09/01/21 - 09/30/21	30	0.00	343,807.98	0.00	343,807.98	0.00	0.00	0.00	343,807.98	0.00
B	09/01/21 - 09/30/21	30	0.00	239,319.60	0.00	239,319.60	0.00	0.00	0.00	239,319.60	0.00
C	09/01/21 - 09/30/21	30	0.00	153,722.05	0.00	153,722.05	0.00	0.00	0.00	153,722.05	0.00
D	09/01/21 - 09/30/21	30	0.00	192,020.71	0.00	192,020.71	0.00	0.00	0.00	192,020.71	0.00
E	09/01/21 - 09/30/21	30	0.00	96,014.03	0.00	96,014.03	0.00	0.00	0.00	96,014.03	0.00
F	09/01/21 - 09/30/21	30	0.00	84,009.06	0.00	84,009.06	0.00	0.00	0.00	84,009.06	0.00
G	09/01/21 - 09/30/21	30	196,961.79	162,020.32	0.00	162,020.32	26,247.40	0.00	0.00	135,772.92	223,209.19
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/21 - 09/30/21	30	0.00	877,413.83	0.00	877,413.83	0.00	0.00	0.00	877,413.83	0.00
X-B	09/01/21 - 09/30/21	30	0.00	45,012.94	0.00	45,012.94	0.00	0.00	0.00	45,012.94	0.00
Totals			196,961.79	3,516,489.00	0.00	3,516,489.00	26,247.40	0.00	0.00	3,490,241.60	223,209.19

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information

Total Available Distribution Amount (1)	5,562,739.21
Benchmark: 1-Month LIBOR
Current Period %	0.084130
Next Period %	0.085880
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,602,942.38	Master Servicing Fee	21,393.40
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,529.55
Interest Adjustments	0.00	Trustee Fee	308.09
Deferred Interest	0.00	Trust Advisor Fee	1,470.45
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,602,942.38	Total Fees	25,701.49

Principal		Expenses/Reimbursements
Scheduled Principal	2,072,497.59	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	26,247.40
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,072,497.59	Total Expenses/Reimbursements	26,247.40

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,490,241.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,072,497.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	60,751.88
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,623,491.09
Total Funds Collected	5,675,439.97	Total Funds Distributed	5,675,439.98

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	972,904,595.29	972,904,595.29	Beginning Certificate Balance	972,904,594.29
(-) Scheduled Principal Collections	2,072,497.59	2,072,497.59	(-) Principal Distributions	2,072,497.61
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.02	0.02	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	970,832,097.68	970,832,097.68	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	973,263,629.75	973,263,629.75	Ending Certificate Balance	970,832,096.68
Ending Actual Collateral Balance	971,411,785.51	971,411,785.51

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.00)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.00)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	24	152,534,626.10	15.71%	13	4.6515	NAP	Defeased	24	152,534,626.10	15.71%	13	4.6515	NAP
2,000,000 or less	5	8,309,297.94	0.86%	13	4.9697	2.349937	1.20 or less	14	206,229,354.61	21.24%	12	4.6457	0.495963
2,000,001 to 3,000,000	2	4,913,861.85	0.51%	13	4.9868	2.228063	1.21 to 1.30	3	133,144,084.87	13.71%	14	4.3011	1.291541
3,000,001 to 4,000,000	3	10,934,009.12	1.13%	13	5.0338	2.356973	1.31 to 1.40	2	61,271,991.29	6.31%	12	4.5705	1.328428
4,000,001 to 5,000,000	3	13,925,202.01	1.43%	13	4.8620	0.913436	1.41 to 1.50	2	48,412,990.52	4.99%	13	4.5013	1.411538
5,000,001 to 6,000,000	3	16,383,418.58	1.69%	13	4.8769	2.188001	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	2	13,061,060.24	1.35%	14	4.8768	1.198996	1.61 to 1.70	1	26,069,093.43	2.69%	14	4.2900	1.695400
7,000,001 to 8,000,000	1	7,259,453.16	0.75%	14	4.8500	2.076200	1.71 to 1.80	2	12,954,762.03	1.33%	14	4.6499	1.787246
8,000,001 to 9,000,000	3	25,777,829.80	2.66%	13	4.5799	2.639535	1.81 to 1.90	4	34,742,568.60	3.58%	12	4.6315	1.824107
9,000,001 to 10,000,000	7	66,242,967.91	6.82%	13	4.6290	0.928384	1.91 to 2.00	1	15,233,407.07	1.57%	14	4.5600	1.952100
10,000,001 to 15,000,000	9	106,008,010.27	10.92%	13	4.6286	1.138284	2.01 to 2.25	10	40,239,992.06	4.14%	13	4.7117	2.118448
15,000,001 to 20,000,000	2	34,670,264.13	3.57%	13	4.4619	1.069459	2.26 to 2.50	2	6,386,605.92	0.66%	12	5.0103	2.282776
20,000,001 to 30,000,000	1	26,069,093.43	2.69%	14	4.2900	1.695400	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	4	186,424,527.56	19.20%	13	4.3430	2.167500	2.751 or Greater	8	234,934,052.27	24.20%	13	4.0797	3.515482
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	72	970,832,097.68	100.00%	13	4.4437	1.795769
70,000,001 to 90,000,000	1	76,499,945.08	7.88%	11	4.5700	0.582000
90,000,001 or Greater	2	221,818,530.50	22.85%	14	4.0397	2.666867
Totals	72	970,832,097.68	100.00%	13	4.4437	1.795769
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	33	152,534,626.10	15.71%	13	4.6515	NAP	Virginia	2	10,830,949.03	1.12%	14	4.1681	1.926607
Alabama	1	1,366,713.23	0.14%	14	4.3100	2.838500	Totals	104	970,832,097.68	100.00%	13	4.4437	1.795769
Arizona	2	18,154,948.24	1.87%	14	4.4299	1.782843
									Property Type³
California	6	41,252,820.74	4.25%	12	4.6310	2.024380
Colorado	1	111,818,530.50	11.52%	14	4.2400	1.295800		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	1	15,233,407.07	1.57%	14	4.5600	1.952100		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	1	5,353,305.53	0.55%	13	5.2360	1.422300	Defeased	33	152,534,626.10	15.71%	13	4.6515	NAP
Illinois	5	14,576,157.50	1.50%	13	5.0000	1.830926	Industrial	23	57,821,361.01	5.96%	14	4.4120	2.513429
Indiana	4	8,981,260.03	0.93%	14	4.3100	2.838500	Lodging	10	87,063,500.78	8.97%	13	4.7960	0.471962
Kansas	3	3,758,462.73	0.39%	14	4.3100	2.838500	Mixed Use	3	36,495,036.69	3.76%	12	4.5051	1.736885
Kentucky	1	19,436,857.06	2.00%	13	4.3850	0.377700	Mobile Home Park	3	6,625,030.13	0.68%	14	5.0000	1.869600
Maryland	1	47,000,000.00	4.84%	13	4.1500	3.086200	Multi-Family	2	7,484,930.61	0.77%	14	4.5637	2.661734
Michigan	5	21,994,157.26	2.27%	14	4.1740	2.870208	Office	6	175,527,793.00	18.08%	14	4.2932	1.451750
Nevada	1	8,552,959.83	0.88%	13	4.7000	4.101400	Retail	18	428,862,702.99	44.17%	13	4.3223	2.155373
New Jersey	1	9,735,577.65	1.00%	12	4.8000	0.180400	Self Storage	6	18,417,116.37	1.90%	13	5.0470	2.491595
New Mexico	1	43,059,684.99	4.44%	13	4.4100	1.410200	Totals	104	970,832,097.68	100.00%	13	4.4437	1.795769
New York	4	4,295,384.67	0.44%	14	4.3100	2.838500
North Carolina	10	193,058,352.94	19.89%	13	4.2058	2.547212
Ohio	1	76,499,945.08	7.88%	11	4.5700	0.582000
Oregon	1	49,266,920.55	5.07%	12	4.5000	1.311500
Pennsylvania	5	29,111,290.19	3.00%	14	4.6057	1.842164
South Carolina	4	20,471,893.90	2.11%	14	4.7330	1.392963
Tennessee	2	3,661,513.23	0.38%	13	4.8300	2.076486
Texas	4	49,280,799.31	5.08%	13	4.5657	1.560727
Utah	4	11,545,580.31	1.19%	13	5.0500	2.480359

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	24	152,534,626.10	15.71%	13	4.6515	NAP	Defeased	24	152,534,626.10	15.71%	13	4.6515	NAP
	4.500% or less	14	510,091,639.40	52.54%	13	4.2046	2.281520	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	14	209,075,664.82	21.54%	12	4.6423	0.899596	4 months or greater	48	818,297,471.58	84.29%	13	4.4049	1.841857
	4.751% to 5.000%	13	78,904,927.90	8.13%	13	4.8914	1.395698	Totals	72	970,832,097.68	100.00%	13	4.4437	1.795769
	5.001% or 5.250%	7	20,225,239.46	2.08%	13	5.1060	2.234434
	5.251% or 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	970,832,097.68	100.00%	13	4.4437	1.795769
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	24	152,534,626.10	15.71%	13	4.6515	NAP	Defeased	24	152,534,626.10	15.71%	13	4.6515	NAP
	60 months or less	48	818,297,471.58	84.29%	13	4.4049	1.841857	181 months or less	7	202,628,061.06	20.87%	13	4.1146	3.020325
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	182 to 240 months	9	99,035,843.89	10.20%	13	4.6085	1.788567
	85 to120 months	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	32	516,633,566.63	53.22%	13	4.4798	1.389867
	121 or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	970,832,097.68	100.00%	13	4.4437	1.795769	Totals	72	970,832,097.68	100.00%	13	4.4437	1.795769
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	24	152,534,626.10	15.71%	13	4.6515	NAP	181 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	182 to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	1	14,959,119.32	1.54%	9	4.6900	1.813800	241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or more	47	803,338,352.26	82.75%	13	4.3996	1.842380	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	970,832,097.68	100.00%	13	4.4437	1.795769
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310916826	OF	Denver	CO	Actual/360	4.240%	395,863.57	218,329.68	0.00	N/A	12/01/22	--	112,036,860.20	111,818,530.50	10/01/21
2	440000160	RT	Concord	NC	Actual/360	3.836%	351,633.33	0.00	0.00	N/A	11/01/22	--	110,000,000.00	110,000,000.00	10/01/21
3	310914954	RT	Dayton	OH	Actual/360	4.570%	291,821.25	127,078.21	0.00	N/A	09/01/22	--	76,627,023.29	76,499,945.08	06/01/21
4	310915331	IN	Various	Various	Actual/360	4.310%	169,753.12	165,126.65	0.00	N/A	12/01/22	--	47,263,048.67	47,097,922.02	10/01/21
4A	200875331	IN	Various	Various	Actual/360	4.310%	3,449.82	3,355.79	0.00	N/A	09/01/22	--	960,505.86	957,150.07	10/01/21
4B	200815331				Actual/360	4.310%	9,125.59	8,876.87	0.00	N/A	09/01/22	--	2,540,766.21	2,531,889.34	10/01/21
4C	200871331				Actual/360	4.310%	4,409.60	4,289.42	0.00	N/A	09/01/22	--	1,227,730.61	1,223,441.19	10/01/21
4D	201875331				Actual/360	4.310%	3,410.39	3,317.44	0.00	N/A	09/01/22	--	949,527.48	946,210.04	10/01/21
5	310916332	RT	Medford	OR	Actual/360	4.500%	185,101.86	93,575.06	0.00	N/A	10/01/22	--	49,360,495.61	49,266,920.55	09/01/21
6	440000161	RT	Farmington	NM	Actual/360	4.410%	158,615.83	101,084.39	0.00	N/A	11/01/22	--	43,160,769.38	43,059,684.99	10/01/21
7	310913759	RT	Laurel	MD	Actual/360	4.150%	162,541.67	0.00	0.00	N/A	11/01/22	--	47,000,000.00	47,000,000.00	10/01/21
8	440000165	RT	Chicago	IL	Actual/360	4.590%	114,014.43	67,762.22	0.00	N/A	12/01/22	--	29,807,694.58	29,739,932.36	10/01/21
10	87100010	OF	Plano	TX	Actual/360	4.290%	93,417.90	61,787.41	0.00	N/A	12/01/22	--	26,130,880.84	26,069,093.43	10/01/21
12	440000162	RT	Elizabethtown	KY	Actual/360	4.385%	71,192.80	45,778.01	0.00	N/A	11/01/22	--	19,482,635.07	19,436,857.06	10/01/21
13	440000164	Various Various		FL	Actual/360	4.514%	58,301.79	35,588.95	0.00	N/A	12/01/22	--	15,498,923.97	15,463,335.02	10/01/21
14	670917553	RT	Hialeah	FL	Actual/360	4.560%	58,019.37	34,847.33	0.00	N/A	12/01/22	--	15,268,254.40	15,233,407.07	10/01/21
15	310915468	MU	Antioch	CA	Actual/360	4.690%	58,600.63	34,646.01	0.00	N/A	07/01/22	--	14,993,765.33	14,959,119.32	10/01/21
17	440000169	LO	Columbia	SC	Actual/360	4.750%	42,875.69	59,873.87	0.00	N/A	12/01/22	--	10,831,754.45	10,771,880.58	10/01/21
18	310912731	LO	Durham	NC	Actual/360	4.750%	47,108.94	39,833.95	0.00	N/A	12/01/22	--	11,901,206.11	11,861,372.16	10/01/21
19	540915392	RT	Winston Salem	NC	Actual/360	4.570%	47,347.49	28,514.18	0.00	N/A	11/01/22	--	12,432,600.17	12,404,085.99	10/01/21
20	310916018	MU	Tucson	AZ	Actual/360	4.420%	45,004.49	28,404.67	0.00	N/A	12/01/22	--	12,218,414.69	12,190,010.02	10/01/21
21	440000173	LO	Concord	NC	Actual/360	4.750%	38,561.16	53,848.82	0.00	N/A	12/01/22	--	9,741,766.80	9,687,917.98	10/01/21
22	87100022	RT	Round Rock	TX	Actual/360	4.860%	48,728.08	26,554.40	0.00	N/A	11/05/22	--	12,031,625.14	12,005,070.74	10/05/21
23	440000167	LO	Charlotte	NC	Actual/360	4.750%	37,752.18	52,719.13	0.00	N/A	12/01/22	--	9,537,393.94	9,484,674.81	10/01/21
24	440000172	LO	Concord	NC	Actual/360	4.750%	36,808.38	51,401.15	0.00	N/A	12/01/22	--	9,298,958.73	9,247,557.58	10/01/21
25	310916894	SS	Roy	UT	Actual/360	5.050%	16,161.73	8,262.51	0.00	N/A	11/01/22	--	3,840,412.03	3,832,149.52	10/01/21
26	310916895	SS	Orem	UT	Actual/360	5.050%	14,968.54	7,652.49	0.00	N/A	11/01/22	--	3,556,881.13	3,549,228.64	10/01/21
27	310915957	SS	American Fork	UT	Actual/360	5.050%	11,989.12	6,129.30	0.00	N/A	11/01/22	--	2,848,900.36	2,842,771.06	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	310916896	SS	American Fork	UT	Actual/360	5.050%	5,573.01	2,849.14	0.00	N/A	11/01/22	--	1,324,280.23	1,321,431.09	10/01/21
29	440000156	LO	Charlotte	NC	Actual/360	4.699%	40,916.41	35,653.96	0.00	N/A	10/01/22	--	10,448,964.98	10,413,311.02	10/01/21
30	87100030	OF	Troy	MI	Actual/360	4.030%	35,954.50	26,334.54	0.00	N/A	11/01/22	--	10,706,055.99	10,679,721.45	10/01/21
31	416000065	IN	Philadelphia	PA	Actual/360	4.860%	43,525.38	23,568.48	0.00	N/A	12/01/22	--	10,747,007.47	10,723,438.99	10/01/21
34	416000064	RT	Fayetteville	NC	Actual/360	4.680%	35,923.53	31,043.10	0.00	N/A	12/01/22	--	9,211,160.32	9,180,117.22	10/01/21
35	310916373	LO	Grapevine	TX	Actual/360	4.890%	37,353.39	30,931.92	0.00	N/A	09/01/22	--	9,166,476.27	9,135,544.35	10/01/21
36	87100036	LO	Park City	UT	Actual/360	5.050%	38,513.09	30,401.47	0.00	N/A	09/01/22	--	9,151,625.99	9,121,224.52	10/01/21
37	440000151	OF	Florham Park	NJ	Actual/360	4.800%	39,029.64	21,831.54	0.00	N/A	10/01/22	--	9,757,409.19	9,735,577.65	10/01/21
39	790912849	RT	Pasadena	TX	Actual/360	4.370%	32,958.26	21,306.95	0.00	N/A	11/01/22	--	9,050,323.62	9,029,016.67	10/01/21
40	87100040	OF	Charlotte	NC	Actual/360	4.570%	33,089.25	20,039.46	0.00	N/A	10/01/22	--	8,688,643.81	8,668,604.35	10/01/21
41	440000155	LO	Jericho	NY	Actual/360	4.770%	32,071.33	27,340.57	0.00	N/A	10/01/22	--	8,068,258.70	8,040,918.13	10/01/21
42	310916702	RT	Richmond	VA	Actual/360	4.150%	33,278.08	16,790.56	0.00	N/A	12/01/22	--	9,622,578.75	9,605,788.19	10/01/21
43	440000166	OF	Corona	CA	Actual/360	4.470%	31,945.87	19,806.82	0.00	N/A	12/01/22	--	8,576,072.44	8,556,265.62	10/01/21
44	440000159	SS	Brooklyn	NY	Actual/360	4.628%	33,152.43	19,565.28	0.00	N/A	11/01/22	--	8,596,135.25	8,576,569.97	10/01/21
45	310915774	LO	Pleasanton	CA	Actual/360	4.690%	30,859.92	31,981.97	0.00	N/A	12/01/22	--	7,895,928.46	7,863,946.49	10/01/21
46	87100046	RT	Henderson	NV	Actual/360	4.700%	33,574.79	19,326.27	0.00	N/A	11/01/22	--	8,572,286.10	8,552,959.83	10/01/21
47	310916340	MU	Sausalito	CA	Actual/360	4.320%	33,702.51	15,902.14	0.00	N/A	12/01/22	--	9,361,809.49	9,345,907.35	10/01/21
48	440000158	SS	Brooklyn	NY	Actual/360	4.628%	32,343.83	19,088.08	0.00	N/A	11/01/22	--	8,386,473.64	8,367,385.56	10/01/21
50	440000171	LO	Monroe	NC	Actual/360	4.750%	25,617.56	35,773.68	0.00	N/A	12/01/22	--	6,471,803.79	6,436,030.11	10/01/21
51	87100051	RT	Lemont	IL	Actual/360	4.500%	24,050.95	29,116.42	0.00	N/A	12/05/22	--	6,413,587.24	6,384,470.82	10/05/21
52	440000170	RT	Spartanburg	SC	Actual/360	4.850%	29,404.86	15,976.64	0.00	N/A	12/01/22	--	7,275,429.80	7,259,453.16	10/01/21
53	87100053	MH	Various	IL	Actual/360	5.000%	27,694.72	21,703.14	0.00	N/A	12/01/22	--	6,646,733.27	6,625,030.13	10/01/21
55	416000063	RT	Buford	GA	Actual/360	4.750%	25,652.66	14,514.18	0.00	N/A	11/01/22	--	6,480,671.58	6,466,157.40	10/01/21
58	790916880	MF	Houston	TX	Actual/360	4.270%	22,163.65	12,970.54	0.00	N/A	11/01/22	--	6,228,659.33	6,215,688.79	10/01/21
59	416000067	MF	Phoenix	AZ	Actual/360	4.450%	22,171.32	13,844.57	0.00	N/A	12/01/22	--	5,978,782.79	5,964,938.22	10/01/21
60	87100060	MF	Saint Petersburg	FL	Actual/360	4.780%	23,189.35	13,060.06	0.00	N/A	10/05/22	--	5,821,593.97	5,808,533.91	10/05/21
61	440000163	LO	Warner Robins	GA	Actual/360	5.236%	23,433.56	17,259.14	0.00	N/A	11/01/22	--	5,370,564.67	5,353,305.53	10/01/21
62	87100062	MH	DeLand	FL	Actual/360	5.030%	23,827.15	12,262.84	0.00	N/A	11/01/22	--	5,684,409.41	5,672,146.57	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
64	87100064	LO	New Cumberland	PA	Actual/360	4.890%	19,101.55	15,590.40	0.00	N/A	11/05/22	--	4,687,497.06	4,671,906.66	10/05/21
65	87100065	SS	Riverside	CA	Actual/360	5.000%	21,150.97	11,058.33	0.00	N/A	10/01/22	--	5,076,233.16	5,065,174.83	10/01/21
66	310915010	RT	Fayetteville	NC	Actual/360	4.710%	19,098.33	11,017.53	0.00	N/A	10/01/22	--	4,865,816.47	4,854,798.94	10/01/21
70	87100070	RT	Aurora	IL	Actual/360	5.000%	18,366.85	9,547.87	0.00	N/A	11/01/22	--	4,408,044.28	4,398,496.41	10/01/21
72	87100072	RT	Plainfield	IL	Actual/360	5.000%	14,834.76	7,711.75	0.00	N/A	11/01/22	--	3,560,342.71	3,552,630.96	10/01/21
73	410916816	RT	Oro Valley	AZ	Actual/360	4.700%	10,557.40	6,039.01	0.00	N/A	12/01/22	--	2,695,506.59	2,689,467.58	10/01/21
74	87100074	RT	Arlington	TX	Actual/360	4.900%	8,484.94	6,852.69	0.00	N/A	12/01/22	--	2,077,943.48	2,071,090.79	10/01/21
75	416000062	SS	Austin	TX	Actual/360	4.900%	8,974.20	4,824.69	0.00	N/A	11/01/22	--	2,197,762.37	2,192,937.68	10/01/21
76	87100076	SS	Los Banos	CA	Actual/360	5.160%	7,792.59	5,868.26	0.00	N/A	11/05/22	--	1,812,229.49	1,806,361.23	10/05/21
77	410916145	RT	Memphis	TN	Actual/360	4.830%	7,639.82	4,205.98	0.00	N/A	11/01/22	--	1,898,092.14	1,893,886.16	10/01/21
78	410916421	MH	Dearborn Heights	MI	Actual/360	4.990%	7,770.48	4,052.96	0.00	N/A	11/01/22	--	1,868,651.61	1,864,598.65	10/01/21
79	410916146	RT	Murfreesboro	TN	Actual/360	4.830%	7,130.50	3,925.58	0.00	N/A	11/01/22	--	1,771,552.65	1,767,627.07	10/01/21
80	410915648	MH	Melbourne	FL	Actual/360	5.090%	6,668.85	3,364.36	0.00	N/A	11/01/22	--	1,572,224.42	1,568,860.06	10/01/21
81	87100081	RT	Ravenna	OH	Actual/360	5.000%	6,143.80	3,903.93	0.00	N/A	11/01/22	--	1,474,512.53	1,470,608.60	10/01/21
82	410916636	MF	Redding	CA	Actual/360	5.010%	6,359.80	3,313.99	0.00	N/A	10/01/22	--	1,523,306.38	1,519,992.39	10/01/21
84	87100084	MH	San Bernardino	CA	Actual/360	5.490%	5,317.79	2,338.89	0.00	N/A	12/01/22	--	1,162,358.35	1,160,019.46	10/01/21
Totals							3,602,942.38	2,072,497.59	0.00				972,904,595.29	970,832,097.68
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	24,324,712.61	11,697,260.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	33,897,351.13	19,144,894.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,560,260.96	988,203.49	01/01/21	03/31/21	--	0.00	0.00	417,398.85	1,670,392.21	1,713,486.50	0.00
4	13,042,290.68	6,631,904.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	0.00	4,846,929.00	07/01/20	06/30/21	10/12/21	20,461,666.31	0.00	277,854.25	277,854.25	0.00	0.00
6	4,789,648.40	2,419,165.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,230,369.72	3,184,173.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,170,274.00	1,754,773.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,728,427.76	228,389.79	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,424,470.78	1,175,198.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,274,171.20	1,658,200.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	852,427.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	(141,225.27)	(409,202.24)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,218,782.10	537,042.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,160,600.15	615,062.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,098,749.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,191,400.00	723,495.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	25,911.11	(16,795.40)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	390,097.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	835,498.28	483,745.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	452,667.91	286,351.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	507,670.21	251,504.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	238,363.30	118,421.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	347,394.95	465,769.03	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,274,206.00	1,269,444.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	363,749.00	505,110.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,046,438.02	1,162,706.18	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	481,020.60	147,654.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,462,702.00	733,294.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,126,471.82	283,878.30	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,118,382.18	590,870.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	2,342,913.00	1,349,811.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,483,989.86	697,264.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	448,494.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1,177,760.76	630,066.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1,208,160.63	567,961.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1,076,874.12	314,035.17	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	555,239.70	759,088.26	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	272,017.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	894,716.78	449,192.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	570,858.00	111,810.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	614,529.00	308,536.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	381,316.00	05/01/20	01/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	434,453.18	224,164.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	478,510.56	262,448.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	298,300.00	149,150.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	276,730.33	138,364.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	265,230.95	131,258.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	125,892,061.60	67,951,914.36				20,461,666.31	0.00	695,253.10	1,948,246.46	1,713,486.50	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	76,499,945.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.443676%	4.379592%	13
09/17/21	0	0.00	1	76,627,023.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.443941%	4.379866%	14
08/17/21	1	76,743,914.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.444192%	4.380127%	15
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	27,349,214.09	4.444441%	4.380386%	16
06/17/21	0	0.00	1	49,626,870.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458190%	4.413221%	17
05/17/21	1	49,712,910.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458429%	4.413459%	18
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458677%	4.413707%	19
03/17/21	1	49,890,171.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458911%	4.413942%	20
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459179%	4.414208%	21
01/15/21	0	0.00	0	0.00	1	50,078,492.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459410%	4.414439%	22
12/17/20	0	0.00	0	0.00	1	50,162,788.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459638%	4.414667%	23
11/18/20	0	0.00	0	0.00	1	50,253,016.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459876%	4.412864%	24
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	310914954 06/01/21		3	3	417,398.85	1,670,392.21	2,025,153.60	76,986,057.67	06/30/21	13
5	310916332 09/01/21		0	B	277,854.25	277,854.25	75,370.34	49,360,495.61	06/19/20	98
Totals					695,253.10	1,948,246.46	2,100,523.94	126,346,553.28
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		218,748,356	142,248,411	76,499,945		0
13 - 24 Months		752,083,742	752,083,742	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	970,832,098	894,332,153	0	0	76,499,945	0
Sep-21	972,904,595	896,277,572	0	76,627,023	0	0
Aug-21	974,866,416	898,122,502	76,743,914	0	0	0
Jul-21	976,820,549	976,820,549	0	0	0	0
Jun-21	1,006,278,662	956,651,792	0	49,626,871	0	0
May-21	1,008,272,225	958,559,314	49,712,910	0	0	0
Apr-21	1,010,365,531	1,010,365,531	0	0	0	0
Mar-21	1,012,343,043	962,452,872	49,890,172	0	0	0
Feb-21	1,014,637,134	1,014,637,134	0	0	0	0
Jan-21	1,016,597,873	966,519,380	0	0	50,078,493	0
Dec-20	1,018,550,913	968,388,124	0	0	50,162,789	0
Nov-20	1,020,605,153	970,352,136	0	0	50,253,017	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	310914954	76,499,945.08	76,986,057.67	132,000,000.00	12/01/12	731,474.99	0.58200	03/31/21	09/01/22	253
5	310916332	49,266,920.55	49,360,495.61	32,400,000.00	10/01/20	4,385,929.00	1.31150	06/30/21	10/01/22	253
Totals		125,766,865.63	126,346,553.28	164,400,000.00		5,117,403.99

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	310914954	RT	OH	06/30/21	13
	10.08.2021: This loan was transferred to Special Servicing on 6-30-2021 due to Guarantor filing for Bankruptcy.					The loan is secured by a 1,447,821sf regional mall. Per the Borrower this mall has been deemed as a non-core asset and the

Borrower has reque sted that the Lender consider taking title to the property via a Deed in Lieu or that it have a receiver appointed to the property. The Borrower has indicated that they do not intend to retain ownership of this asset. Midland sent out the default letter on 8/31/21. Midland is also in the process of assessing the Borrowers request to determine the appropriate next steps for this asset in addition to filing for a receivership.

5	310916332	RT	OR	06/19/20	98

9/15/2021 - COVID-19 Relief Request Loan transferred to Special Servicing on 6/24/2020 for payment default. Subject Collateral is a super-regional mall containing 640,294 SF of total leasable area (of which 453,938 SF is owned), located on

54.00 acres of

land in Medford, OR. The owned improvements consist of the main mall building, and two anchor pads (JCPenney and Macy's Home Store - half subleased to Sports Authority). Two anchors (Macy's and Kohl's) own their pads.

The project was constructed in 1986 and renovated in 1997 & 2002. The mall was closed for most of April and May 2020 due to the coronavirus pandemic. Collections for those two months were just over 10% of base rent. A large number of tenants requested rent relief and/or a lease modificat ion. Borrower brought loan payments current and Lender is evaluating ability to collect fees and costs in light of HB 4204. Loan is expected to be returned to Master Servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	440000161	44,501,032.32	4.41000%	44,501,032.32 4.41000%		10	07/27/20	08/01/20	08/11/20
18	310912731	12,395,626.60	4.75000%	12,395,626.60 4.75000%		10	08/05/20	09/01/20	09/11/20
64	87100064	4,923,445.40	4.89000%	4,923,445.40 4.89000%		10	04/03/20	04/01/20	06/11/20
Totals		61,820,104.32		61,820,104.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	15,963.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	10,283.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	26,247.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		26,247.40

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29